ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Pro Forma Adjustments [Member]
Net loss
Pro Forma Combined [Member]
Net loss	$ 2,671,826
Shanghai Muliang Industrial Corp. [Member]
Net loss	2,661,262	$ 2,454,321	$ 3,765,117	$ 2,216,644
Net cash outflow	2,228,102	$ 230,557	$ (2,446,381)	$ 4,429,417
M & A Holding Corp. [Member]
Net loss	$ 10,564
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Net loss